Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 203,267	¥ 169,139
Cumulative translation adjustments:
Cumulative translation adjustments	3,618	(94,867)
Deferred income taxes	1,689	(1,380)
Total	5,307	(96,247)
Defined benefit pension plans:
Pension liability adjustment	(4,525)	(1,443)
Deferred income taxes	(13)	488
Total	(4,538)	(955)
Non-trading debt securities:
Net unrealized gain (loss) on non-trading debt securities	(456)	(39)
Deferred income taxes	143	12
Total	(313)	(27)
Own credit adjustments:
Own credit adjustments	(50,030)	13,358
Deferred income taxes	7,730	(4,100)
Total	(42,300)	9,258
Total other comprehensive income (loss)	(41,844)	(87,971)
Comprehensive income	161,423	81,168
Less: Comprehensive income attributable to noncontrolling interests	8,183	1,098
Comprehensive income attributable to NHI shareholders	¥ 153,240	¥ 80,070